Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and other intangible assets
Changes in Goodwill

($ in millions)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other	Total
Cost at January 1, 2011	614	1,411	547	399	1,090	42	4,103
Accumulated impairment charges	—	—	—	—	—	(18)	(18)

Balance at January 1, 2011	614	1,411	547	399	1,090	24	4,085
Goodwill acquired during the year(1)	109	321	2,765	16	50	—	3,261
Exchange rate differences	(11)	(24)	(19)	(8)	(10)	(2)	(74)
Other	—	(3)	—	—	—	—	(3)

Balance at December 31, 2011	712	1,705	3,293	407	1,130	22	7,269

Goodwill acquired during the year(1)	17	44	112	2,723	(1)	—	2,895
Exchange rate differences	5	13	15	17	11	1	62

Balance at December 31, 2012	734	1,762	3,420	3,147	1,140	23	10,226

(1)
Amounts include adjustments arising during the 12-month measurement period subsequent to the acquisition date.

Intangible assets other than goodwill

	December 31, 2012			December 31, 2011
($ in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Capitalized software for internal use	688	(533)	155	640	(483)	157
Capitalized software for sale	401	(346)	55	393	(295)	98
Intangibles other than software:
—Customer-related	2,733	(319)	2,414	1,499	(163)	1,336
—Technology-related	768	(240)	528	564	(123)	441
—Marketing-related	378	(59)	319	213	(32)	181
—Other	73	(43)	30	70	(30)	40

Total	5,041	(1,540)	3,501	3,379	(1,126)	2,253

Schedule of additions to intangible assets other than goodwill

($ in millions)	2012	2011
Capitalized software for internal use	71	74
Intangibles other than software:
—Customer-related	1,204	1,272
—Technology-related	222	415
—Marketing-related	161	153
—Other	—	3

Total	1,658	1,917

Schedule of additions to intangible assets other than goodwill related to business combinations

	2012		2011
($ in millions)	Amount acquired	Weighted-average useful life	Amount acquired	Weighted-average useful life
Capitalized software for internal use	—	—	15	5 years
Intangibles other than software:
—Customer-related(1)	1,200	18 years	1,267	18 years
—Technology-related	222	5 years	415	6 years
—Marketing-related	161	10 years	153	10 years
—Other	—	—	3	4 years

Total	1,583	15 years	1,853	14 years

(1)
includes order backlog related to business combinations.

Amortization expense of intangible assets other than goodwill

($ in millions)	2012	2011	2010
Capitalized software for internal use	79	87	75
Capitalized software for sale	38	48	32
Intangibles other than software	332	200	50

Total	449	335	157

Future amortization expense of intangible assets other than goodwill	At December 31, 2012, future amortization expense of intangible assets other than goodwill is estimated to be:

($ in millions)
2013	446
2014	399
2015	348
2016	323
2017	248
Thereafter	1,737

Total	3,501